Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class N
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Class N
Trading Symbol	CHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2025, the Fund outperformed the S&P 500 Index and underperformed the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector and an underweight position in the technology sector detracted from performance. In addition, cash held in the Fund during a strong upward move in the market weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials and technology sectors.
POSITIONING
We tactically increased our weightings in the communication services and energy sectors while reducing our weightings in the consumer discretionary and health care sectors. We eliminated our positions in Apple Inc. and T-Mobile US Inc. while initiating positions in Capital One Financial Corp. and AbbVie Inc.

Top Contributors
Celestica Inc.
Alphabet Inc. Class A
Nvidia Corp.
Bank of New York Mellon Corp.
EBAY Inc.

Top Detractors
Twilio Inc.
Carpenter Technology Corp.
Kirby Corp.
HCA Healthcare Inc.
Equitable Holdings Inc.
PERFORMANCE
As noted above, for the past 12 months, the Fund has outperformed the S&P 500 Index while underperforming the Lipper Multi-Cap Growth Funds Index. It (CHASX) gained 19.73% over the period, compared to gains of 17.60% for the S&P 500 Index and 23.15% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
It was a tale of two halves during the past 12 months. In the first six-month period, the S&P 500 Index was down -1.97%, with financials, energy, and consumer staples stocks all posting positive returns, while  technology stocks were the second-worst performing sector. The S&P 500 Index posted a return of 19.96% over the last six-month period, with  technology, communication services, and consumer discretionary stocks leading the way, while consumer staples, energy, and health care stocks were down during that time.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data will continue to result in lowered interest rates by Federal Reserve bankers. Markets are likely to remain concerned about both the level of turmoil globally and the uncertain short-term and long-term effects of the current administration’s tariff policy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Class N	19.73	16.39	14.09
S&P 500 TR	17.60	16.47	15.30
Lipper Multi-Cap Growth Fund Index	23.15	11.99	14.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 93,154,515
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 530,330
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$93,154,515
Number of Holdings	38
Net Advisory Fee	$530,330
Portfolio Turnover	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Celestica, Inc.	6.2%
NVIDIA Corp.	5.9%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Bank of New York Mellon Corp.	4.0%
Broadcom, Inc.	3.7%
Goldman Sachs Group, Inc.	3.6%
eBay, Inc.	3.6%
Howmet Aerospace, Inc.	3.3%
AbbVie, Inc.	3.2%

Top Sectors	(%)
Information Technology	25.4%
Financials	18.7%
Communication Services	13.1%
Industrials	12.1%
Consumer Discretionary	7.9%
Health Care	6.4%
Energy	3.5%
Consumer Staples	3.3%
Utilities	2.8%
Cash & Other	6.8%
[1]
Updated Prospectus Web Address	https://chasegrowthfund.com/#literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Chase Growth Fund
Class Name	Institutional Class
Trading Symbol	CHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
Additional Information Phone Number	1-800-293-9104
Additional Information Website	https://chasegrowthfund.com/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$109	0.99%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2025, the Fund outperformed the S&P 500 Index and underperformed the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector and an underweight position in the technology sector detracted from performance. In addition, cash held in the Fund during a strong upward move in the market weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials and technology sectors.
POSITIONING
We tactically increased our weightings in the communication services and energy sectors while reducing our weightings in the consumer discretionary and health care sectors. We eliminated our positions in Apple Inc. and T-Mobile US Inc. while initiating positions in Capital One Financial Corp. and AbbVie Inc.

Top Contributors
Celestica Inc.
Alphabet Inc. Class A
Nvidia Corp.
Bank of New York Mellon Corp.
EBAY Inc.

Top Detractors
Twilio Inc.
Carpenter Technology Corp.
Kirby Corp.
HCA Healthcare Inc.
Equitable Holdings Inc.
PERFORMANCE
As noted above, for the past 12 months, the Fund has outperformed the S&P 500 Index while underperforming the Lipper Multi-Cap Growth Funds Index. It (CHAIX) gained 19.91% over the period, compared to gains of 17.60% for the S&P 500 Index and 23.15% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
It was a tale of two halves during the past 12 months. In the first six-month period, the S&P 500 Index was down -1.97%, with financials, energy, and consumer staples stocks all posting positive returns, while technology stocks were the second-worst performing sector. The S&P 500 Index posted a return of 19.96% over the last six-month period, with  technology, communication services, and consumer discretionary stocks leading the way, while consumer staples, energy, and health care stocks were down during that time.
As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data will continue to result in lowered interest rates by Federal Reserve bankers. Markets are likely to remain concerned about both the level of turmoil globally and the uncertain short-term and long-term effects of the current administration’s tariff policy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Institutional Class	19.91	16.52	14.22
S&P 500 TR	17.60	16.47	15.30
Lipper Multi-Cap Growth Fund Index	23.15	11.99	14.79

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://chasegrowthfund.com/#literature for more recent performance information.
Net Assets	$ 93,154,515
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 530,330
Investment Company Portfolio Turnover	107.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$93,154,515
Number of Holdings	38
Net Advisory Fee	$530,330
Portfolio Turnover	107%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)*

Top 10 Issuers	(%)
Celestica, Inc.	6.2%
NVIDIA Corp.	5.9%
Alphabet, Inc.	4.8%
Meta Platforms, Inc.	4.5%
Bank of New York Mellon Corp.	4.0%
Broadcom, Inc.	3.7%
Goldman Sachs Group, Inc.	3.6%
eBay, Inc.	3.6%
Howmet Aerospace, Inc.	3.3%
AbbVie, Inc.	3.2%

Top Sectors	(%)
Information Technology	25.4%
Financials	18.7%
Communication Services	13.1%
Industrials	12.1%
Consumer Discretionary	7.9%
Health Care	6.4%
Energy	3.5%
Consumer Staples	3.3%
Utilities	2.8%
Cash & Other	6.8%
[2]
Updated Prospectus Web Address	https://chasegrowthfund.com/#literature

[1]
*	Expressed as a percent of net assets.

[2]
*	Expressed as a percent of net assets.